Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2024-2027) (Parenthetical) (Detail) - Plan 2024-2027 [member]	12 Months Ended
Dec. 31, 2024
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of plan	8 months
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of plan	32 months